Income Taxes (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	¥ 1,198,872	$ 174,369	¥ 1,068,082	¥ 480,905
Additions	128,464	18,684	189,090	596,944
Written-off for expiration of net operating losses	(10,584)	(1,539)	(16,421)	(9,767)
Utilization of previously unrecognized tax losses and un-deductible advertising expenses	(109,326)	(15,901)	(41,879)	0
Balance at the end of the year	¥ 1,207,426	$ 175,613	¥ 1,198,872	¥ 1,068,082